Premises and Equipment	12 Months Ended
Dec. 31, 2010
Premises and Equipment [Abstract]
Premises and Equipment
Note 18 – Premises and equipment
Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation and amortization. JPMorgan Chase computes depreciation using the straight-line method over the estimated useful life of an asset. For leasehold improvements, the Firm uses the straight-line method computed over the lesser of the remaining term of the leased facility or the estimated useful life of the leased asset. JPMorgan Chase has recorded immaterial asset retirement obligations related to asbestos remediation in those cases where it has sufficient information to estimate the obligations’ fair value.
JPMorgan Chase capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s expected useful life and reviewed for impairment on an ongoing basis.